Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,158
Other investments	8,994	9,751
Loans	20,000	20,694
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,275	35,765
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,677	26,052
Trading assets	132,887	155,329
Investment securities	2,070	3,658
Other investments	271	424
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,439	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	170,344	190,914
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	190,619
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	271	424
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	92	94
Trading assets	55,592	82,241
Investment securities	2,066	3,649
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	53,918	61,507
Investment securities	1,583	3,302
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1	340
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,585	25,958
Trading assets	66,664	57,398
Investment securities	4	9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	3,428	6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	703	2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,538	3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,203	9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	157,469
Securities received as collateral	368	3,946
Trading assets	907,889	974,596
Investment securities	1,258	1,398
Other investments	539	282
Loans	13,381	13,852
Loans - of which commercial and industrial	6,191	7,591
Loans - of which financial institutions	5,934	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,912	23,050
Other assets - of which loans held-for-sale	14,899	12,104
Total assets at fair value	1,065,207	1,174,998
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(99)
Less assets consolidated under ASU 2009-17	(8,769)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,056,339	1,165,595
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	470	232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	349	154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	69	50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	61	40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	350	3,895
Trading assets	74,391	52,766
Investment securities	1,168	1,315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	11,032	8,123
Investment securities	1	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,835
Trading assets	25,932	27,622
Investment securities	720	748
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,392	5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,335	4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,620	6,570
Investment securities	447	566
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	18	51
Trading assets	7,746	9,039
Investment securities	90	83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	823,016	909,156
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	698,297	724,203
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	62,717	75,091
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	25,820	32,734
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	29,274	61,120
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,736	3,635
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,204
Securities received as collateral	0	193
Trading assets	15,509	22,278
Investment securities	170	102
Other investments	8,184	9,045
Loans	6,619	6,842
Loans - of which commercial and industrial	4,778	4,559
Loans - of which financial institutions	1,530	2,179
Other intangible assets (mortgage servicing rights)	43	70
Other assets	5,164	7,469
Other assets - of which loans held-for-sale	4,463	6,901
Total assets at fair value	35,689	47,203
Less other investments - equity at fair value attributable to noncontrolling interests	(3,292)	(3,944)
Less assets consolidated under ASU 2009-17	(2,745)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,652	39,256
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,958	4,306
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,633	3,136
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	165	266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	84	172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,243	2,504
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,245	2,504
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,969
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	5,888	10,028
Investment securities	169	102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	79	358
Investment securities	21	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	3,192	5,076
Investment securities	125	43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	724	1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,023	1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	447	727
Investment securities	23	41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	485	467
Investment securities	1	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,650	9,587
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,859	2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	754	1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	1,920	2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,294	2,171
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,486	2,196
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(799,886)	(872,650)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(240)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(800,126)	(872,855)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(800,126)	(872,855)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(799,886)	(872,650)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,158
Other investments	8,994	9,751
Loans	20,000	20,694
Loans - of which commercial and industrial	10,969	12,150
Loans - of which financial institutions	7,464	7,659
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,275	35,765
Other assets - of which loans held-for-sale	19,362	19,005
Total assets at fair value	471,114	540,260
Less other investments - equity at fair value attributable to noncontrolling interests	(3,631)	(4,338)
Less assets consolidated under ASU 2009-17	(11,514)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	455,969	522,615
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,958	4,306
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,633	3,136
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	635	498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	433	326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,583	2,978
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,306	2,544
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,969
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	442	4,101
Trading assets	135,871	145,035
Investment securities	3,403	5,066
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	65,029	69,988
Investment securities	1,605	3,320
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,947
Trading assets	29,125	33,038
Investment securities	845	791
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	31,116	26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,358	6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,067	7,297
Investment securities	470	607
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,603	26,090
Trading assets	74,895	66,904
Investment securities	95	92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	33,208	52,548
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	12,425	15,066
Bank
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,650
Other investments	8,892	9,552
Loans	20,000	20,693
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,259	35,666
Bank | Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,677	26,052
Trading assets	132,940	155,408
Investment securities	1,338	3,019
Other investments	271	403
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,439	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	169,665	190,333
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	169,425	190,038
Bank | Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	271	403
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	92	94
Trading assets	55,592	82,237
Investment securities	1,334	3,010
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	53,918	61,506
Investment securities	1,333	3,010
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1	337
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	19,331
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,585	25,958
Trading assets	66,715	57,481
Investment securities	4	9
Bank | Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	3,428	6,455
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	703	2,017
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,538	3,929
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,205	9,235
Bank | Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	157,469
Securities received as collateral	368	3,946
Trading assets	908,054	974,718
Investment securities	431	529
Other investments	539	282
Loans	13,381	13,851
Loans - of which commercial and industrial	6,191	7,591
Loans - of which financial institutions	5,934	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,802	22,951
Other assets - of which loans held-for-sale	14,899	12,104
Total assets at fair value	1,064,435	1,174,151
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(99)
Less assets consolidated under ASU 2009-17	(8,769)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,055,567	1,164,748
Bank | Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	470	232
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	349	154
Bank | Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	69	50
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	61	40
Bank | Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	350	3,895
Trading assets	74,392	52,783
Investment securities	341	446
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	11,032	8,123
Investment securities	1	0
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,835
Trading assets	25,933	27,639
Investment securities	340	309
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,392	5,848
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,335	4,556
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,620	6,570
Investment securities	0	136
Bank | Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	18	51
Trading assets	7,745	9,038
Investment securities	90	83
Bank | Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	823,181	909,261
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	698,494	724,413
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	62,619	74,950
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	25,885	32,770
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	29,274	61,120
Bank | Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,736	3,636
Bank | Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,204
Securities received as collateral	0	193
Trading assets	15,451	22,191
Investment securities	170	102
Other investments	8,082	8,867
Loans	6,619	6,842
Loans - of which commercial and industrial	4,778	4,559
Loans - of which financial institutions	1,530	2,179
Other intangible assets (mortgage servicing rights)	43	70
Other assets	5,164	7,469
Other assets - of which loans held-for-sale	4,463	6,901
Total assets at fair value	35,529	46,938
Less other investments - equity at fair value attributable to noncontrolling interests	(3,292)	(3,944)
Less assets consolidated under ASU 2009-17	(2,745)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,492	38,991
Bank | Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,855	4,143
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,530	2,973
Bank | Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	165	266
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	84	172
Bank | Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,244	2,490
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,245	2,490
Bank | Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,968
Bank | Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	5,830	9,941
Investment securities	169	102
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	79	358
Investment securities	21	18
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	3,192	5,076
Investment securities	125	43
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	724	1,786
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,023	1,517
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	447	727
Investment securities	24	41
Bank | Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	485	467
Investment securities	1	0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,650	9,588
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,859	2,547
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	754	1,040
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	1,920	2,732
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,294	2,172
Bank | Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,486	2,195
Bank | Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(799,843)	(872,569)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(146)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(799,989)	(872,774)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(799,989)	(872,774)
Bank | Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(799,843)	(872,569)
Bank | Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Bank | Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,650
Other investments	8,892	9,552
Loans	20,000	20,693
Loans - of which commercial and industrial	10,969	12,150
Loans - of which financial institutions	7,464	7,659
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,259	35,666
Other assets - of which loans held-for-sale	19,362	19,005
Total assets at fair value	469,640	538,648
Less other investments - equity at fair value attributable to noncontrolling interests	(3,631)	(4,338)
Less assets consolidated under ASU 2009-17	(11,514)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	454,495	521,003
Bank | Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,855	4,143
Bank | Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,530	2,973
Bank | Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	635	498
Bank | Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	433	326
Bank | Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,584	2,943
Bank | Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,306	2,530
Bank | Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,968
Bank | Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	442	4,101
Trading assets	135,814	144,961
Investment securities	1,844	3,558
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	65,029	69,987
Investment securities	1,355	3,028
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,947
Trading assets	29,126	33,052
Investment securities	465	352
Bank | Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	31,116	26,965
Bank | Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,358	6,073
Bank | Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,067	7,297
Investment securities	24	177
Bank | Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,603	26,090
Trading assets	74,945	66,986
Investment securities	95	92
Bank | Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	33,416	52,735
Bank | Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	12,427	15,066